Employee benefits - Defined benefit plans - Net expense components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Service cost	€ 131	€ 1,379	€ 151
Net interest on the net defined liability in finance costs	(12)	(10)	(11)
Actuarial gains/(losses)	(299)	33	57
Net expense	(443)	€ (1,356)	€ (105)
Capital Based Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	67
Net interest on the net defined liability in finance costs	(14)
Net expense	(81)
Other Post-Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(6)
Net expense	6
French part-time for seniors plans
Disclosure of net defined benefit liability (asset) [line items]
Service cost	10
Net interest on the net defined liability in finance costs	2
Actuarial gains/(losses)	(301)
Net expense	(308)
Other Long-Term Benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	61
Actuarial gains/(losses)	2
Net expense	€ (59)